Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivables and other current assets
Schedule of trade receivables and other current assets

	December 31, 2024	December 31, 2023
Trade receivables	32,886	45,442
Deposits and prepayments	4,274	3,250
VAT refundable	4,962	3,192
Other receivables	9	19
Total	42,131	51,903